Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 3.0%
Boeing Co. (The) *	1,063	$211,569
General Dynamics Corp.	5,856	2,009,896
General Electric Co.	14,164	4,019,318
HEICO Corp., Class A	3,867	816,285
Howmet Aerospace, Inc.	3,074	708,434
Lockheed Martin Corp.	5,892	3,561,066
Northrop Grumman Corp.	2,209	1,507,068
RTX Corp.	28,315	5,461,964
		18,295,600
Air Freight & Logistics - 0.2%
FedEx Corp.	3,587	1,277,618
United Parcel Service, Inc., Class B	630	61,979
		1,339,597
Automobile Components - 0.0%†
BorgWarner, Inc.	2,804	152,145

Automobiles - 1.9%
General Motors Co.	6,454	480,823
NIO, Inc., ADR *	25,629	154,543
Tesla, Inc. *	29,195	10,853,241
		11,488,607
Banks - 4.2%
Bank of America Corp.	133,315	6,499,106
Citigroup, Inc.	49,500	5,613,795
Credicorp Ltd.	2,674	906,968
Huntington Bancshares, Inc.	23,975	375,209
JPMorgan Chase & Co.	30,676	9,023,652
Wells Fargo & Co.	45,120	3,592,003
		26,010,733
Beverages - 1.1%
Coca-Cola Co. (The)	77,459	5,890,757
Molson Coors Beverage Co., Class B	7,442	320,453
PepsiCo, Inc.	5,835	906,117
		7,117,327
Biotechnology - 2.9%
Abbvie, Inc.	22,098	4,806,094
Alkermes PLC *	1,935	68,422
Amgen, Inc.	8,284	2,914,725
Biogen, Inc. *	7,810	1,431,807
BioNTech SE, ADR *	1,008	89,591
Caris Life Sciences, Inc. *	10,707	191,441
Exelixis, Inc. *	13,086	561,259
Gilead Sciences, Inc.	13,073	1,821,984
Natera, Inc. *	934	186,791
Neurocrine Biosciences, Inc. *	3,973	523,403
Regeneron Pharmaceuticals, Inc.	1,841	1,422,430
REVOLUTION Medicines, Inc. *	1,457	141,693
TG Therapeutics, Inc. *	7,706	255,993
Ultragenyx Pharmaceutical, Inc. *	11,782	246,833
United Therapeutics Corp. *	1,821	1,079,817
Vertex Pharmaceuticals, Inc. *	4,234	1,890,650
Viking Therapeutics, Inc. *	5,685	184,990
		17,817,923

	Shares/ Principal	Fair Value

Broadline Retail - 4.3%
Amazon.com, Inc. *	121,961	$25,400,818
Coupang, Inc. *	6,170	116,490
Etsy, Inc. *	3,127	156,287
JD.com, Inc., ADR	5,381	159,116
MercadoLibre, Inc. *	411	710,627
Sea Ltd., ADR *	2,543	210,586
		26,753,924
Building Products - 0.3%
Owens Corning	3,629	392,730
Trane Technologies PLC	3,540	1,475,260
		1,867,990
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,035	459,954
Blackstone, Inc.	3,424	393,726
Cboe Global Markets, Inc.	387	108,774
Charles Schwab Corp. (The)	27,516	2,585,954
CME Group, Inc.	3,015	890,480
Goldman Sachs Group, Inc. (The)	4,665	3,946,543
Intercontinental Exchange, Inc.	577	90,751
Jefferies Financial Group, Inc.	3,635	150,016
KKR & Co., Inc.	2,828	261,590
Morgan Stanley	38,567	6,346,971
StepStone Group, Inc., Class A	15,676	748,059
TPG, Inc.	9,953	403,196
XP, Inc., Class A	6,920	131,757
		16,517,771
Chemicals - 0.5%
Albemarle Corp.	1,042	187,070
Ecolab, Inc.	4,500	1,197,090
Lyondellbasell Industries NV, Class A	7,940	639,647
Sociedad Quimica y Minera de Chile SA, ADR *	3,198	258,846
Solstice Advanced Materials, Inc.	9,183	699,377
		2,982,030
Commercial Services & Supplies - 0.6%
Copart, Inc. *	6,345	210,654
Republic Services, Inc.	3,124	684,219
Veralto Corp.	18,139	1,603,850
Waste Connections, Inc.	7,705	1,251,600
		3,750,323
Communications Equipment - 0.9%
Arista Networks, Inc. *	7,878	967,261
Cisco Systems, Inc.	14,764	1,145,539
Lumentum Holdings, Inc. *	1,493	1,049,220
Motorola Solutions, Inc.	5,877	2,550,442
		5,712,462
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	1,170	1,613,418
MasTec, Inc. *	2,962	952,994
		2,566,412
Construction Materials - 0.3%
CRH PLC	6,298	662,046

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Construction Materials (continued)
Vulcan Materials Co.	3,992	$1,087,021
		1,749,067
Consumer Finance - 0.6%
Ally Financial, Inc.	28,104	1,102,520
American Express Co.	7,015	2,121,897
Capital One Financial Corp.	2,559	466,838
Qifu Technology, Inc., ADR	6,723	86,794
		3,778,049
Consumer Staples Distribution & Retail - 2.3%
Costco Wholesale Corp.	7,564	7,536,997
Dollar General Corp.	5,845	693,977
Sysco Corp.	5,983	426,767
Target Corp.	15,961	1,934,473
Walmart, Inc.	29,249	3,635,066
		14,227,280
Containers & Packaging - 0.1%
Crown Holdings, Inc.	4,728	473,982
Graphic Packaging Holding Co.	9,192	91,369
		565,351
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	117,804	3,415,138
Comcast Corp., Class A	15,397	442,048
		3,857,186
Electric Utilities - 0.9%
Edison International	10,933	800,077
Eversource Energy	1,565	108,423
FirstEnergy Corp.	11,250	569,925
OGE Energy Corp.	4,636	222,343
PG&E Corp.	46,304	813,561
Pinnacle West Capital Corp.	6,537	658,603
Portland General Electric Co.	40,269	2,124,995
PPL Corp.	9,077	346,741
		5,644,668
Electrical Equipment - 0.8%
Eaton Corp. PLC	1,413	505,388
GE Vernova, Inc.	2,707	2,362,940
Rockwell Automation, Inc.	5,544	1,989,631
		4,857,959
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	13,710	1,732,258
Coherent Corp. *	2,584	615,535
		2,347,793
Energy Equipment & Services - 0.3%
Halliburton Co.	13,172	513,576
Schlumberger NV	30,241	1,554,085
		2,067,661
Entertainment - 0.7%
Netflix, Inc. *	34,047	3,273,619

	Shares/ Principal	Fair Value

Entertainment (continued)
Roku, Inc. *	6,067	$574,060
Spotify Technology SA *	351	170,203
Take-Two Interactive Software, Inc. *	1,413	279,067
Walt Disney Co. (The)	2,944	283,743
		4,580,692
Financial Services - 3.3%
Berkshire Hathaway, Inc., Class B *	20,106	9,634,795
Fidelity National Information Services, Inc.	20,956	983,046
Mastercard, Inc., Class A	6,833	3,414,177
PayPal Holdings, Inc.	10,037	453,974
Rocket Cos., Inc., Class A *	24,440	348,270
Visa, Inc., Class A	19,218	5,808,448
		20,642,710
Food Products - 0.5%
Archer-Daniels-Midland Co.	6,087	442,464
Conagra Brands, Inc.	6,075	95,499
General Mills, Inc.	23,630	879,508
Smithfield Foods, Inc.	17,674	494,342
Tyson Foods, Inc., Class A	15,940	1,021,276
		2,933,089
Ground Transportation - 0.3%
Full Truck Alliance Co. Ltd., ADR	8,711	72,301
Landstar System, Inc.	1,261	202,151
Norfolk Southern Corp.	500	143,500
Union Pacific Corp.	5,413	1,313,302
		1,731,254
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	21,059	2,162,128
Boston Scientific Corp. *	49,640	3,114,910
Intuitive Surgical, Inc. *	1,770	815,952
Stryker Corp.	11,209	3,683,165
		9,776,155
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	9,568	2,021,814
Elevance Health, Inc.	294	86,069
HCA Healthcare, Inc.	4,271	2,021,208
McKesson Corp.	3,219	2,785,594
UnitedHealth Group, Inc.	13,370	3,617,788
		10,532,473
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	8,593	398,887
Ventas, Inc.	18,022	1,473,839
		1,872,726
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	2,070	363,616

Hotel & Resort REITs - 0.0%†
Host Hotels & Resorts, Inc.	11,044	211,603

Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc., Class A *	1,830	231,092

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.	541	$2,277,783
Boyd Gaming Corp.	2	164
Carnival Corp.	37,721	976,220
Chipotle Mexican Grill, Inc. *	63,696	2,038,909
DoorDash, Inc., Class A *	864	129,730
Expedia Group, Inc.	855	197,411
Las Vegas Sands Corp.	1,478	79,635
McDonald's Corp.	3,563	1,107,345
Viking Holdings Ltd. *	26,582	1,953,245
		8,991,534
Household Durables - 0.5%
DR Horton, Inc.	2,955	405,485
Garmin Ltd.	4,371	1,014,116
Installed Building Products, Inc.	1,244	329,846
Lennar Corp., Class A	1,167	101,342
NVR, Inc. *	220	1,449,763
		3,300,552
Household Products - 1.2%
Colgate-Palmolive Co.	9,047	771,076
Procter & Gamble Co. (The)	46,086	6,656,662
		7,427,738
Independent Power and Renewable Electricity Producers - 0.0%†
AES Corp. (The)	7,849	110,592

Industrial Conglomerates - 1.2%
3M Co.	51,438	7,470,341

Insurance - 1.6%
American Financial Group, Inc.	3,163	403,947
Hartford Financial Services Group, Inc. (The)	5,832	788,661
MetLife, Inc.	42,023	2,971,867
Progressive Corp. (The)	7,973	1,580,567
Reinsurance Group of America, Inc.	1,141	232,947
Travelers Cos., Inc. (The)	11,048	3,222,481
W R Berkley Corp.	8,469	561,325
		9,761,795
Interactive Media & Services - 7.7%
Alphabet, Inc., Class A	68,051	19,568,746
Alphabet, Inc., Class C	53,492	15,344,715
Meta Platforms, Inc., Class A	22,090	12,638,352
Snap, Inc., Class A *	24,037	110,570
		47,662,383
IT Services - 0.3%
Accenture PLC, Class A	3,583	710,473
International Business Machines Corp.	4,002	970,045
		1,680,518
Machinery - 2.6%
Caterpillar, Inc.	8,846	6,267,037
Illinois Tool Works, Inc.	18,384	4,785,171
Otis Worldwide Corp.	21,536	1,659,995

	Shares/ Principal	Fair Value

Machinery (continued)
Parker-Hannifin Corp.	4,100	$3,670,484
		16,382,687
Media - 0.3%
Fox Corp., Class A	18,947	1,106,505
Fox Corp., Class B	1,636	86,872
Trade Desk, Inc. (The), Class A *	22,347	507,053
Versant Media Group, Inc. *	9,365	346,692
		2,047,122
Metals & Mining - 1.0%
Alcoa Corp.	19,361	1,284,215
Cleveland-Cliffs, Inc. *	11,979	101,223
Freeport-McMoRan, Inc.	47,034	2,764,659
Newmont Corp.	16,282	1,762,526
Reliance, Inc.	472	143,450
		6,056,073
Multi-Utilities - 0.7%
Ameren Corp.	20,092	2,208,513
DTE Energy Co.	4,689	685,626
Sempra	13,573	1,318,888
		4,213,027
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	4,973	1,411,139
Chevron Corp.	31,724	6,563,696
ConocoPhillips	3,299	435,468
Devon Energy Corp.	22,382	1,126,262
Exxon Mobil Corp.	45,290	7,683,901
Marathon Petroleum Corp.	5,695	1,390,605
Phillips 66	12,598	2,295,104
Valero Energy Corp.	6,554	1,619,362
		22,525,537
Passenger Airlines - 0.0%†
Alaska Air Group, Inc. *	2,707	99,563

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	73,610	4,464,446
Eli Lilly & Co.	8,123	7,471,292
Johnson & Johnson	19,236	4,702,048
Merck & Co., Inc.	7,235	870,298
Pfizer, Inc.	132,870	3,730,990
		21,239,074
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	848	66,169
Jacobs Solutions, Inc.	5,657	720,023
Kanzhun Ltd., ADR	3,817	51,110
KBR, Inc.	5,679	209,328
Leidos Holdings, Inc.	7,578	1,178,531
		2,225,161
Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	7,010	856,061

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices, Inc. *	18,565	$3,776,678
Amkor Technology, Inc.	9,499	427,740
Applied Materials, Inc.	15,922	5,441,980
Broadcom, Inc.	54,839	16,973,219
First Solar, Inc. *	1,957	386,038
Intel Corp. *	47,699	2,104,957
Lam Research Corp.	18,755	4,007,193
Micron Technology, Inc.	16,605	5,609,833
NVIDIA Corp.	298,527	52,063,109
QUALCOMM, Inc.	13,341	1,718,054
Teradyne, Inc.	1,119	331,739
Texas Instruments, Inc.	5,879	1,141,349
		93,981,889
Software - 8.1%
Adobe, Inc. *	9,177	2,230,745
Atlassian Corp., Class A *	5,886	401,719
Cadence Design Systems, Inc. *	2,087	579,915
Check Point Software Technologies Ltd. *	1,702	243,131
Crowdstrike Holdings, Inc., Class A *	563	219,801
Dynatrace, Inc. *	5,385	199,137
HubSpot, Inc. *	1,907	465,499
Intuit, Inc.	1,576	681,431
Manhattan Associates, Inc. *	571	76,012
Microsoft Corp.	93,836	34,735,272
Oracle Corp.	10,492	1,543,478
Palantir Technologies, Inc., Class A *	19,646	2,873,817
Palo Alto Networks, Inc. *	2,219	355,750
Pony AI, Inc., ADR *	16,479	155,562
RingCentral, Inc., Class A	2,994	111,347
Salesforce, Inc.	12,367	2,308,548
ServiceNow, Inc. *	17,184	1,796,587
Synopsys, Inc. *	2,042	809,612
Zscaler, Inc. *	1,746	244,946
		50,032,309
Specialized REITs - 0.9%
American Tower Corp.	9,711	1,675,924
CubeSmart	49,290	1,806,478
Equinix, Inc.	444	435,227
SBA Communications Corp.	1,356	233,381
VICI Properties, Inc.	42,358	1,157,221
		5,308,231
Specialty Retail - 1.5%
Home Depot, Inc. (The)	3,898	1,282,013
O'Reilly Automotive, Inc. *	39,234	3,621,691
TJX Cos., Inc. (The)	27,555	4,400,533
		9,304,237
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	184,008	46,699,390

	Shares/ Principal	Fair Value

Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc., Class C	4,016	$659,146
Pure Storage, Inc., Class A *	2,906	171,570
SanDisk Corp. *	1,828	1,161,402
Seagate Technology Holdings PLC	3,405	1,333,943
Western Digital Corp.	5,723	1,548,014
		51,573,465
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co., Class A	6,465	119,538
Lululemon Athletica, Inc. *	1,840	281,704
		401,242
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	2,892	396,725
Applied Industrial Technologies, Inc.	1,426	378,346
		775,071
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	12,263	2,575,598
Total Common Stocks
(Cost - $372,837,163)		610,113,976
Short-Term Investments - 1.3%
Money Market Funds - 1.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a) (Cost - $8,148,083)	8,148,083	8,148,083
Total Short-Term Investments (Cost - $8,148,083)		8,148,083
Total Investments - 99.8%
(Cost - $380,985,246)		$618,262,059
Other Assets Less Liabilities - Net 0.2%		1,244,497
Total Net Assets - 100.0%		$619,506,556

Global Atlantic BlackRock Disciplined Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P 500 E-Mini Future	Goldman Sachs & Co.	29	6/18/2026	$9,527,588	$(141,654)